TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets By Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 5,485	$ 3,710
Israeli Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax liability, net	(395)	(661)
Current deferred tax asset, net	1,781	1,409
Net deferred tax assets	1,386	748
Foreign Tax Authorities [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax asset, net	1,353	1,072
Current deferred tax asset, net	2,746	1,890
Net deferred tax assets	$ 4,099	$ 2,962